Acquisitions And Dispositions - Summary of Deferred and Contingent Consideration Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information Of Deferred Consideration Contingent And Consideration [Line Items]
Total Deferred consideration, short-term	$ 0	$ 47,821
Laurel Harvest
Disclosure of Detailed Information Of Deferred Consideration Contingent And Consideration [Line Items]
Laurel Harvest deferred consideration, short-term	$ 0	$ 47,821